Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	¥ 9,465	$ 1,297	¥ 8,393	¥ 7,148
Issuance of subsidiaries' shares	615	84	351	1,208
Accretion of redeemable noncontrolling interests	588	80	721	593
Disposal of subsidiaries' shares	0	0	0	(556)
Repurchase of redeemable noncontrolling interests	(798)	(109)	0	0
Balance as of December 31	¥ 9,870	$ 1,352	¥ 9,465	¥ 8,393